Accumulated Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Note 16. Accumulated Other Comprehensive Income (Loss)

The following summarizes accumulated other comprehensive income (loss) for the six months ended March 31, 2023 and 2022:

		Net	Accumulated
	Foreign	Unrealized	Other
	Currency	Gain	Comprehensive
	Translation	on Securities	Income (Loss)
Balance at September 30, 2021	$(7,477)	$—	$(7,477)
Other comprehensive income (loss) before reclassifications	604	—	604
Net current period other comprehensive income (loss)	604		604
Balance at December 31, 2021	(6,873)	—	(6,873)
Other comprehensive income (loss) before reclassifications	(372)		(372)
Net current period other comprehensive income (loss)	(372)	—	(372)
Balance at March 31, 2022	$(7,245)	$—	$(7,245)

Balance at September 30, 2022	$(11,482)	$2,177	$(9,305)
Other comprehensive income (loss) before reclassifications	1,887	—	1,887
Amounts reclassified from accumulated other comprehensive net income (loss)	—	(2,177)	(2,177)
Net current period other comprehensive income (loss)	1,887	(2,177)	(290)
Balance at December 31, 2022	(9,595)	—	(9,595)
Other comprehensive income (loss) before reclassifications	(1,220)		(1,220)
Net current period other comprehensive income (loss)	(1,220)		(1,220)
Balance at March 31, 2023	$(10,815)	$—	$(10,815)

Mariadb Corporation Ab
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Note 18. Accumulated Other Comprehensive Income (Loss)

The following summarizes Accumulated other comprehensive income (loss) for the years ended September 30, 2022 and 2021:

		Net	Accumulated
	Foreign	Unrealized	Other
	Currency	Gain on	Comprehensive
	Translation	Securities	Income (Loss)
Balance at September 30, 2020	$(8,131)	$—	$(8,131)
Other comprehensive income (loss)	654	—	654
Balance at September 30, 2021	$(7,477)	$—	$(7,477)
Other comprehensive income (loss)	(4,005)	2,177	(1,828)
Balance at September 30, 2022	$(11,482)	$2,177	$(9,305)